Investments accounted for using equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Summary of Investments Accounted for Using Equity Method

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Investments in associates	4,590	1,572
Investments in joint ventures	79	87
	4,669	1,659

Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Share of profit/(loss) of investments accounted for using equity method:
Associates	129	99	45
Joint ventures	(2)	(3)	(3)
	127	96	42

Summary of Movement of Investments in Associates and Joint Ventures

Movement of investments in associates and joint ventures is analyzed as follows:

	Year ended December 31,
	2024	2025
	RMB’million	RMB’million
At January 1	4,274	4,669
Additions	356	1,846
Business combination	-	2
Share of profit, net	96	42
Share of other comprehensive income/(loss)	112	(38)
Deemed disposal (Note 7)	-	(4,506)
Disposal	(3)	(52)
Step-up acquisition accounted for as business combination	(45)	(22)
Impairment provision (note)	(64)	(82)
Currency translation differences	58	(30)
Dividend income	(115)	(170)
At December 31	4,669	1,659